Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 16,366	$ (7,336)	$ 11,438
Income taxes	9,587	318	5,872
Pre-tax income	$ 25,953	$ (7,018)	$ 17,310
French statutory tax rate (as a percent)	28.41%	32.02%	34.43%
Theoretical tax charge	$ (7,373)	$ 2,247	$ (5,960)
Difference between French and foreign income tax rates	(3,754)	(1,109)	(2,007)
Tax effect on equity in income (loss) of affiliates	977	145	1,173
Permanent differences	738	665	1,422
Adjustments on prior years income taxes	109	(31)	12
Adjustments on deferred tax related to changes in tax rates	(119)	(204)	(270)
Variation of deferred tax assets not recognized	(165)	(2,031)	(242)
TOTAL INCOME TAXES	$ (9,587)	$ (318)	$ (5,872)
Standard corporate tax rate (as a percent)	27.50%	27.50%	27.50%